Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Sales of goods and services rendered	$ 1,347,724	$ 1,124,352	$ 817,764
Cost of goods sold and services rendered	(1,075,747)	(854,965)	(611,946)
Initial recognition and changes in fair value of biological assets and agricultural produce	215,941	227,740	122,729
Changes in net realizable value of agricultural produce after harvest	(22,293)	(12,879)	7,005
Margin on manufacturing and agricultural activities before operating expenses	465,625	484,248	335,552
General and administrative expenses	(84,287)	(69,794)	(53,428)
Selling expenses	(143,515)	(117,662)	(95,058)
Other operating income / (expense), net	1,870	(18,768)	1,987
Bargain purchase gain on acquisition	10,107	0	0
Profit from operations	249,800	278,024	189,053
Finance income	25,308	36,670	26,054
Finance costs	(137,600)	(151,681)	(213,776)
Other financial results - Net (loss) / gain of inflation effects on monetary items	(2,144)	11,541	12,064
Financial results, net	(114,436)	(103,470)	(175,658)
Profit before income tax	135,364	174,554	13,395
Income tax (expense)	(26,758)	(43,837)	(12,325)
Profit for the year	108,606	130,717	1,070
Attributable to:
Equity holders of the parent	108,138	130,669	412
Non-controlling interest	$ 468	$ 48	$ 658
Earnings per share attributable to the equity holders of the parent during the year:
Basic earnings per share (USD per share)	$ 0.982	$ 1.135	$ 0.003
Diluted earnings per share (USD per share)	$ 0.979	$ 1.130	$ 0.003